ADDITIONAL FINANCIAL INFORMATION OF THE COMPANY (Tables)	12 Months Ended
Dec. 31, 2012
Condensed Balance Sheets

Condensed Balance Sheets

		As of December 31,
	Note	2011	2012	2012
		(RMB’000)	(RMB’000)	(US$’000)

ASSETS
Current assets:
Cash and cash equivalents		6,770	3,216	516
Other receivables		100	98	15
Deferred expenses		212	3,969	637
Amount due from subsidiaries	b	3,925,198	3,600,276	577,884
Derivative contracts		18,122	—	—

Total current assets		3,950,402	3,607,559	579,052

Non-current assets:

Long-term deferred expenses	c	19,727	4,090	656
Investment in subsidiaries	a	872,625	—	—

Total non-current assets		892,352	4,090	656

Total assets		4,842,754	3,611,649	579,708

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:

Other payables	d	19,332	11,654	1,870
Derivative contracts		—	8,127	1,305
Amount due to subsidiaries	b	21,137	21,073	3,382

Total current liabilities		40,469	40,854	6,557

Non-current liabilities:

Convertible bonds		498,646	368,590	59,163

Loss in excess of investments		—	454,862	73,010

Total non-current liabilities		498,646	823,452	132,173

Total liabilities		539,115	864,306	138,730

Redeemable ordinary shares (par value US$0.0001 per share; 20,070,375 and 20,070,375 shares issued and outstanding at December 31, 2011 and 2012, respectively)		24	24	4

Shareholders’ equity
Ordinary shares (par value US$0.0001 per share; 1,000,000,000 and 1,000,000,000 shares authorized; 422,395,432 shares and 423,395,432 shares issued and outstanding at December 31, 2011 and 2012, respectively)		315	316	51
Additional paid-in capital		3,996,418	4,004,199	642,718
Retained earnings (accumulated deficit)		306,882	(1,255,977)	(201,598)
Accumulated other comprehensive loss		—	(1,219)	(197)

Total shareholders’ equity		4,303,615	2,747,319	440,974

Total liabilities, redeemable ordinary shares and shareholders’ equity		4,842,754	3,611,649	579,708

Condensed Statements of Comprehensive Income

Condensed Statements of Comprehensive Income

		For the year ended December 31,
	Note	2010	2011	2012	2012
		(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net revenues		—	—	—	—

Cost of revenues		—	—	—	—

Gross loss		—	—	—	—

Operating expenses		(7,822)	(20,574)	(7,753)	(1,244)

Operating loss		(7,822)	(20,574)	(7,753)	(1,244)

Share of profit (loss) from subsidiaries		924,740	(843,703)	(1,336,805)	(214,572)
Interest income		5	3	10	1
Interest expense		(118,980)	(142,407)	(118,690)	(19,051)
Changes in fair value of derivative contracts		7,082	(7,508)	(4,784)	(768)
Changes in fair value of conversion feature of convertible bonds		31,623	264,384	(5,692)	(914)
Loss on extinguishment of debt		—	—	(82,713)	(13,276)
Exchange losses		(79,291)	(180,299)	(7,651)	(1,228)

Income (loss) before tax		757,357	(930,104)	(1,564,078)	(251,052)

Income tax expense		—	—	—	—

Net income (loss)		757,357	(930,104)	(1,564,078)	(251,052)

Condensed Statements of Cash Flows

Condensed Statements of Cash Flows

	For the year ended December 31,
	2010	2011	2012	2012
	(RMB’000)	(RMB’000)	(RMB’000)	(US$’000)

Net cash used in operating activities	(9,913)	(56,383)	(41,176)	(6,609)

Net cash used in investing activities	(1,602,242)	(5,105)	(13,001)	(2,087)

Net cash provided by financing activities	1,634,371	40,449	50,623	8,125

Net increase (decrease) in cash and cash equivalents	22,216	(21,039)	(3,554)	(571)
Cash and cash equivalents at the beginning of year	5,593	27,809	6,770	1,087

Cash and cash equivalents at the end of year	27,809	6,770	3,216	516